Summary of non-current assets by geographical area (Details) - USD ($) $ in Thousands	Jan. 12, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 538	$ 9,282
Germany [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	463	9,212
Canada [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	4
United states [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 71	$ 70